(Delaware International Bond Fund Retail)
What is the Fund's investment objective?
The Delaware International Bond Fund seeks total return.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware International Bond Fund Retail) Delaware International Bond Fund	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware International Bond Fund Retail) Delaware International Bond Fund		Class A	Class C	Class R
Management fees		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other expenses	[1]	1.45%	1.45%	1.45%
Total annual fund operating expenses		2.40%	3.10%	2.70%
Fee waivers and expense reimbursements	[2]	(1.30%)	(1.25%)	(1.35%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.10%	1.85%	1.35%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund from July 15, 2011 through July 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware International Bond Fund (Delaware International Bond Fund Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,046	1,560	2,968
Class C	288	840	1,516	3,324
Class R	137	710	1,309	2,933

Expense Example, No Redemption Delaware International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Delaware International Bond Fund Retail)	188	840	1,516	3,324

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations. The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for non-hedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk -- The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

High yield (junk bond) risk -- The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Pre-payment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk -- Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware International Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 29, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. No performance information is shown below for the Fund's Class C and Class R shares because they had not commenced operations as of the date of this Prospectus.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 14.38% for the quarter ended June 30, 2002 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware International Bond Fund (Delaware International Bond Fund Retail)	1 Year	5 Years	10 Years
Class A	7.45%	8.33%	8.78%
Class A Return after taxes on distributions	5.84%	5.96%	6.45%
Class A Return after taxes on distributions and sale of Fund shares	4.81%	5.77%	6.24%
Barclays Capital Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)	4.95%	7.19%	7.42%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware International Bond Fund Institutional)
What is the Fund's investment objective?
The Delaware International Bond Fund seeks total return.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware International Bond Fund		Institutional Class (Delaware International Bond Fund Institutional)
Management fees		0.65%
Distribution and service (12b-1) fees		none
Other expenses	[1]	1.45%
Total annual fund operating expenses		2.10%
Fee waivers and expense reimbursements	[2]	(1.25%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.85%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Delaware International Bond Fund Institutional)	87	537	1,014	2,332

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations. The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for non-hedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk -- The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

High yield (junk bond) risk -- The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Pre-payment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk -- Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware International Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 29, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. The performance information shown below is for the Fund's Class A shares because the Institutional Class shares had not commenced operations as of the date of this Prospectus.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 14.38% for the quarter ended June 30, 2002 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware International Bond Fund (Delaware International Bond Fund Retail)	1 Year	5 Years	10 Years
Class A	7.45%	8.33%	8.78%
Class A Return after taxes on distributions	5.84%	5.96%	6.45%
Class A Return after taxes on distributions and sale of Fund shares	4.81%	5.77%	6.24%
Barclays Capital Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)	4.95%	7.19%	7.42%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware International Bond Fund Retail) | Delaware International Bond Fund
What is the Fund's investment objective?
The Delaware International Bond Fund seeks total return.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware International Bond Fund Retail) Delaware International Bond Fund	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware International Bond Fund Retail) Delaware International Bond Fund		Class A	Class C	Class R
Management fees		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other expenses	[1]	1.45%	1.45%	1.45%
Total annual fund operating expenses		2.40%	3.10%	2.70%
Fee waivers and expense reimbursements	[2]	(1.30%)	(1.25%)	(1.35%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.10%	1.85%	1.35%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund from July 15, 2011 through July 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware International Bond Fund (Delaware International Bond Fund Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,046	1,560	2,968
Class C	288	840	1,516	3,324
Class R	137	710	1,309	2,933

Expense Example, No Redemption Delaware International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Delaware International Bond Fund Retail)	188	840	1,516	3,324

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations. The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for non-hedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk -- The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

High yield (junk bond) risk -- The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Pre-payment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk -- Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware International Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 29, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. No performance information is shown below for the Fund's Class C and Class R shares because they had not commenced operations as of the date of this Prospectus.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 14.38% for the quarter ended June 30, 2002 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware International Bond Fund (Delaware International Bond Fund Retail)	1 Year	5 Years	10 Years
Class A	7.45%	8.33%	8.78%
Class A Return after taxes on distributions	5.84%	5.96%	6.45%
Class A Return after taxes on distributions and sale of Fund shares	4.81%	5.77%	6.24%
Barclays Capital Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)	4.95%	7.19%	7.42%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware International Bond Fund Institutional) | Delaware International Bond Fund
What is the Fund's investment objective?
The Delaware International Bond Fund seeks total return.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware International Bond Fund		Institutional Class (Delaware International Bond Fund Institutional)
Management fees		0.65%
Distribution and service (12b-1) fees		none
Other expenses	[1]	1.45%
Total annual fund operating expenses		2.10%
Fee waivers and expense reimbursements	[2]	(1.25%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.85%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Delaware International Bond Fund Institutional)	87	537	1,014	2,332

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations. The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for non-hedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk -- The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

High yield (junk bond) risk -- The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Pre-payment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk -- Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware International Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 29, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. The performance information shown below is for the Fund's Class A shares because the Institutional Class shares had not commenced operations as of the date of this Prospectus.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 14.38% for the quarter ended June 30, 2002 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware International Bond Fund (Delaware International Bond Fund Retail)	1 Year	5 Years	10 Years
Class A	7.45%	8.33%	8.78%
Class A Return after taxes on distributions	5.84%	5.96%	6.45%
Class A Return after taxes on distributions and sale of Fund shares	4.81%	5.77%	6.24%
Barclays Capital Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)	4.95%	7.19%	7.42%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Shareholder Fees ((Delaware International Bond Fund Retail), Delaware International Bond Fund)	0 Months Ended
Jul. 15, 2011
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00% [1]
Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual Fund Operating Expenses (Delaware International Bond Fund)	0 Months Ended
	Jul. 15, 2011
(Delaware International Bond Fund Retail) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	1.45%	[1]
Total annual fund operating expenses	2.40%
Fee waivers and expense reimbursements	(1.30%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
(Delaware International Bond Fund Retail) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	1.45%	[1]
Total annual fund operating expenses	3.10%
Fee waivers and expense reimbursements	(1.25%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
(Delaware International Bond Fund Retail) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.45%	[1]
Total annual fund operating expenses	2.70%
Fee waivers and expense reimbursements	(1.35%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
(Delaware International Bond Fund Institutional) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	1.45%	[1]
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements	(1.25%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%

[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund from July 15, 2011 through July 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Annual Total Returns ((Delaware International Bond Fund Retail), Delaware International Bond Fund, Class A)	0 Months Ended
Jul. 15, 2011
(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	(1.76%)
Annual Return 2002	26.66%
Annual Return 2003	22.39%
Annual Return 2004	14.12%
Annual Return 2005	(10.51%)
Annual Return 2006	6.18%
Annual Return 2007	10.42%
Annual Return 2008	9.76%
Annual Return 2009	7.88%
Annual Return 2010	7.45%

Annual Total Returns ((Delaware International Bond Fund Retail), Delaware International Bond Fund, Class A)	0 Months Ended
Jul. 15, 2011
(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Class A
Bar Chart Table:
Annual Return 2001	(1.76%)
Annual Return 2002	26.66%
Annual Return 2003	22.39%
Annual Return 2004	14.12%
Annual Return 2005	(10.51%)
Annual Return 2006	6.18%
Annual Return 2007	10.42%
Annual Return 2008	9.76%
Annual Return 2009	7.88%
Annual Return 2010	7.45%

Average Annual Total Returns ((Delaware International Bond Fund Retail), Delaware International Bond Fund)	0 Months Ended
Jul. 15, 2011
Class A
Average Annual Return:
1 Year	7.45%
5 Years	8.33%
10 Years	8.78%
Class A | Return after taxes on distributions
Average Annual Return:
1 Year	5.84%
5 Years	5.96%
10 Years	6.45%
Class A | Return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.81%
5 Years	5.77%
10 Years	6.24%
Barclays Capital Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.95%
5 Years	7.19%
10 Years	7.42%

Average Annual Total Returns ((Delaware International Bond Fund Retail), Delaware International Bond Fund, Class A)	0 Months Ended
Jul. 15, 2011
Average Annual Return:
1 Year	7.45%
5 Years	8.33%
10 Years	8.78%
Return after taxes on distributions
Average Annual Return:
1 Year	5.84%
5 Years	5.96%
10 Years	6.45%
Return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.81%
5 Years	5.77%
10 Years	6.24%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 15, 2011
Registrant Name	dei_EntityRegistrantName	Delaware Group Adviser Funds
Central Index Key	dei_EntityCentralIndexKey	0000910682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 15, 2011
Prospectus Date	rr_ProspectusDate	Jul 15, 2011
(Delaware International Bond Fund Retail) | Delaware International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Delaware International Bond Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations. The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for non-hedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk -- The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

High yield (junk bond) risk -- The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Pre-payment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk -- Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware International Bond Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 29, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. No performance information is shown below for the Fund's Class C and Class R shares because they had not commenced operations as of the date of this Prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 14.38% for the quarter ended June 30, 2002 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.40%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	557
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,046
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,560
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,968
Annual Return 2001	rr_AnnualReturn2001	(1.76%)
Annual Return 2002	rr_AnnualReturn2002	26.66%
Annual Return 2003	rr_AnnualReturn2003	22.39%
Annual Return 2004	rr_AnnualReturn2004	14.12%
Annual Return 2005	rr_AnnualReturn2005	(10.51%)
Annual Return 2006	rr_AnnualReturn2006	6.18%
Annual Return 2007	rr_AnnualReturn2007	10.42%
Annual Return 2008	rr_AnnualReturn2008	9.76%
Annual Return 2009	rr_AnnualReturn2009	7.88%
Annual Return 2010	rr_AnnualReturn2010	7.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 14.38% for the quarter ended June 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -7.35% for the quarter ended March 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	8.33%
10 Years	rr_AverageAnnualReturnYear10	8.78%
(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Years	rr_AverageAnnualReturnYear05	5.96%
10 Years	rr_AverageAnnualReturnYear10	6.45%
(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.81%
5 Years	rr_AverageAnnualReturnYear05	5.77%
10 Years	rr_AverageAnnualReturnYear10	6.24%
(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,324
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	840
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,516
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,324
(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	710
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,933
(Delaware International Bond Fund Retail) | Delaware International Bond Fund | Barclays Capital Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	7.42%
(Delaware International Bond Fund Institutional) | Delaware International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Delaware International Bond Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations. The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for non-hedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk -- The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

High yield (junk bond) risk -- The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Pre-payment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk -- Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware International Bond Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 29, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. The performance information shown below is for the Fund's Class A shares because the Institutional Class shares had not commenced operations as of the date of this Prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 14.38% for the quarter ended June 30, 2002 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware International Bond Fund Institutional) | Delaware International Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 14.38% for the quarter ended June 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -7.35% for the quarter ended March 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
(Delaware International Bond Fund Institutional) | Delaware International Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	537
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,014
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,332
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund from July 15, 2011 through July 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.